CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Revenue	$ 31,068	$ 25,842	$ 111,594	$ 90,918	$ 77,975
Cost of goods sold	5,256	4,299	17,947	14,770	12,564
Gross profit	25,812	21,543	93,647	76,148	65,411
Operating expenses:
Research and development	3,394	2,329	9,380	10,751	9,040
Sales and marketing	18,915	15,254	67,676	51,846	42,270
General and administrative	6,522	4,238	18,915	14,825	11,121
Total operating expenses	28,831	21,821	95,971	77,422	62,431
Operating income (loss)	(3,019)	(278)	(2,324)	(1,274)	2,980
Other operating income (expense):
Other income (expense)	(41)	461	(771)	(987)	(252)
Interest income	0	4	10	26	29
Interest expense	(282)	(1,002)	(3,273)	(3,240)	(2,369)
Accretion related to warrants and discounts on long-term debt	0	(507)	(6,900)	(1,404)	(236)
Expense related to beneficial conversion of promissory notes			(7,413)	0	0
Change in fair value of common stock warrants	0	(277)	(5,593)	(1,643)	(652)
Total other income (expense), net	(323)	(1,321)	(23,940)	(7,248)	(3,480)
Loss before income taxes	(3,342)	(1,599)	(26,264)	(8,522)	(500)
Income tax expense	(157)	(288)	(1,671)	(1,179)	(1,328)
Net loss	(3,499)	(1,887)	(27,935)	(9,701)	(1,828)
Other comprehensive income (loss):
Foreign currency translation	(48)	(758)	655	742	(585)
Comprehensive loss	$ (3,547)	$ (2,645)	$ (27,280)	$ (8,959)	$ (2,413)
Net loss per common share:
Basic and diluted	$ (0.15)	$ (0.41)	$ (3.09)	$ (2.10)	$ (0.41)
Weighted average number of shares outstanding (see Note 15):
Basic and diluted	24,083,796	4,658,453	9,040,567	4,615,352	4,490,481